Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Reserve of share-based payments [member]	Reserves convertible Debentures [member]	Other miscellaneous reserves [member]	Retained earnings [member]	Non-controlling interests [member]	Total
Equity at beginning of period at Dec. 31, 2023	$ 1,125,376	$ 26,144	$ 4,825	$ (5,627)	$ 87,649	$ 49,754	$ 1,288,121
Equity at beginning of period, shares at Dec. 31, 2023	306,587,630
Net income					128,735	13,171	141,906
Other comprehensive income (loss)				(352)			(352)
Comprehensive income							141,554
Comprehensive income for the year, including beginning balance				(352)	128,735	13,171	141,554
Conversion and repayment of debentures (in shares)	7,184,000
Convertible debenture conversion	$ 35,383		(91)				35,292
Convertible debenture conversion, shares	7,184,000
Dividend declared and paid to non-controlling interests						(717)	(717)
Repurchase of common shares	$ (34,128)						$ (34,128)
Repurchase of common shares, shares	(7,433,015)						(7,433,015)
Shares issued on vesting of share units	$ 3,078	(3,078)
Shares issued on vesting of share units, shares	589,574
Share-based payments		3,635					$ 3,635
Equity portion of convertible notes, net of tax			32,316				32,316
Subtotal of transactions with owners of the Company	$ 4,333	557	32,225			(717)	36,398
Subtotal of transactions with owners of the Company, shares	340,559
Equity at end of period at Dec. 31, 2024	$ 1,129,709	26,701	37,050	(5,979)	216,384	62,208	1,466,073
Equity at end of period, shares at Dec. 31, 2024	306,928,189
Net income					287,469	23,595	311,064
Other comprehensive income (loss)				5,387			5,387
Comprehensive income				5,387	287,469	23,595	316,451
Sale of Roxgold SANU S.A.						(10,250)	(10,250)
Dividend declared and paid to non-controlling interests						(24,539)	(24,539)
Repurchase of common shares	$ (7,788)				(8,458)		$ (16,246)
Repurchase of common shares, shares	(2,116,207)						(1,916,900)
Shares issued on vesting of share units	$ 3,294	(3,294)
Shares issued on vesting of share units, shares	948,697
Issuance of shares to non-controlling interests					(7,270)	7,270
Share-based payments		3,829					$ 3,829
Subtotal of transactions with owners of the Company	$ (4,494)	535			(15,728)	(27,519)	(47,206)
Subtotal of transactions with owners of the Company, shares	(1,167,510)
Equity at end of period at Dec. 31, 2025	$ 1,125,215	$ 27,236	$ 37,050	$ (592)	$ 488,125	$ 58,284	$ 1,735,318
Equity at end of period, shares at Dec. 31, 2025	305,760,679